Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2021

EPG-QTLY-1021
1.805739.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.4%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	662,978	$45,403
Entertainment - 1.6%
Sea Ltd. ADR (b)	38,700	13,093
Take-Two Interactive Software, Inc. (b)	147,518	23,783
Warner Music Group Corp. Class A	1,222,700	46,463
		83,339
Interactive Media & Services - 16.3%
Alphabet, Inc. Class A (b)	178,632	516,952
Facebook, Inc. Class A (b)	680,524	258,177
Snap, Inc. Class A (b)	120,500	9,171
Tencent Holdings Ltd.	757,715	46,799
Tongdao Liepin Group (b)	1,834,800	3,251
Zoominfo Technologies, Inc. (b)	216,100	14,088
		848,438
Media - 0.6%
Cable One, Inc.	15,100	31,704

TOTAL COMMUNICATION SERVICES		1,008,884

CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.5%
Ferrari NV	114,411	24,873
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (b)	2,121,744	33,799
Mister Car Wash, Inc.	143,300	2,750
		36,549
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	109,700	17,002
Dalata Hotel Group PLC (b)	446,100	1,991
Flutter Entertainment PLC (b)	85,600	16,612
		35,605
Household Durables - 0.1%
Blu Investments LLC (b)(c)(d)	12,123,162	4
D.R. Horton, Inc.	71,797	6,865
		6,869
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (b)	81,393	282,498
Coupang, Inc. Class A (b)	38,200	1,144
Pinduoduo, Inc. ADR (b)	14,756	1,476
		285,118
Specialty Retail - 0.2%
Aritzia, Inc. (b)	89,600	2,928
Victoria's Secret & Co. (b)	131,500	8,718
		11,646
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	36,217	26,830
Prada SpA	2,618,900	15,490
Samsonite International SA (a)(b)	4,408,800	9,229
		51,549

TOTAL CONSUMER DISCRETIONARY		452,209

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	78,266	18,874
Monster Beverage Corp. (b)	410,400	40,043
		58,917
Household Products - 0.8%
Energizer Holdings, Inc.	490,444	19,294
Reckitt Benckiser Group PLC	255,199	19,482
		38,776
Tobacco - 0.4%
Swedish Match Co. AB	2,509,600	23,172

TOTAL CONSUMER STAPLES		120,865

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	2,100,161	65,009
Reliance Industries Ltd.	130,164	2,886
		67,895
FINANCIALS - 4.5%
Banks - 0.4%
HDFC Bank Ltd.	135,292	2,933
HDFC Bank Ltd. sponsored ADR	240,181	18,809
		21,742
Capital Markets - 2.5%
BlackRock, Inc. Class A	33,400	31,506
CME Group, Inc.	190,960	38,520
Franklin Resources, Inc.	548,700	17,800
JMP Group, Inc. (b)(e)	135,516	1,010
Morningstar, Inc.	29,100	7,799
MSCI, Inc.	38,311	24,311
S&P Global, Inc.	12,300	5,459
		126,405
Consumer Finance - 0.4%
Capital One Financial Corp.	125,800	20,879
Insurance - 1.2%
American Financial Group, Inc.	175,510	24,210
Arthur J. Gallagher & Co.	234,231	33,640
BRP Group, Inc. (b)	109,500	4,123
		61,973

TOTAL FINANCIALS		230,999

HEALTH CARE - 14.1%
Biotechnology - 3.4%
Adamas Pharmaceuticals, Inc. (b)	1,064,200	5,012
Affimed NV (b)	337,485	2,376
Alnylam Pharmaceuticals, Inc. (b)	47,800	9,628
Applied Therapeutics, Inc. (b)	247,100	3,882
Atara Biotherapeutics, Inc. (b)	232,900	3,489
BioNTech SE ADR (b)	19,007	6,257
CRISPR Therapeutics AG (b)	51,700	6,460
Cytokinetics, Inc. (b)	111,500	3,676
Erasca, Inc.	55,500	1,327
Evelo Biosciences, Inc. (b)	34,000	387
Gamida Cell Ltd. (b)	934,668	4,243
Hookipa Pharma, Inc. (b)	211,900	1,460
Innovent Biologics, Inc. (a)(b)	615,500	4,962
Insmed, Inc. (b)	444,589	12,466
Prelude Therapeutics, Inc.	17,000	607
Regeneron Pharmaceuticals, Inc. (b)	108,600	73,131
Rubius Therapeutics, Inc. (b)	80,596	1,751
Seres Therapeutics, Inc. (b)	96,200	617
Synlogic, Inc. (b)	596,600	1,599
Vertex Pharmaceuticals, Inc. (b)	127,812	25,599
Vor Biopharma, Inc. (b)	252,839	3,714
XOMA Corp. (b)	132,000	4,108
		176,751
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (b)	126,300	9,470
Danaher Corp.	143,724	46,590
Edwards Lifesciences Corp. (b)	285,600	33,467
Insulet Corp. (b)	5,300	1,578
Intuitive Surgical, Inc. (b)	45,342	47,771
Medacta Group SA (a)(b)	8,040	1,255
Nevro Corp. (b)	30,000	3,660
Penumbra, Inc. (b)	34,886	9,592
		153,383
Health Care Providers & Services - 4.0%
agilon health, Inc. (b)	101,200	3,542
Guardant Health, Inc. (b)	66,515	8,465
HealthEquity, Inc. (b)	230,200	14,772
UnitedHealth Group, Inc.	436,603	181,745
		208,524
Health Care Technology - 0.7%
Certara, Inc.	103,323	3,469
Doximity, Inc.	8,100	745
MultiPlan Corp. (c)	738,622	4,432
Schrodinger, Inc. (b)	52,900	3,158
Simulations Plus, Inc. (e)	57,000	2,525
Veeva Systems, Inc. Class A (b)	65,103	21,613
		35,942
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (b)	31,196	5,488
Berkeley Lights, Inc. (b)	97,800	3,478
Bio-Techne Corp.	19,000	9,484
Bruker Corp.	322,371	28,469
Codexis, Inc. (b)	287,504	7,768
Nanostring Technologies, Inc. (b)	62,300	3,626
Olink Holding AB ADR (b)	16,200	519
		58,832
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (b)	144,100	2,336
Eli Lilly & Co.	313,553	80,988
Nuvation Bio, Inc. (b)	186,501	1,721
Revance Therapeutics, Inc. (b)	251,100	6,724
Zoetis, Inc. Class A	26,100	5,339
		97,108

TOTAL HEALTH CARE		730,540

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.2%
Airbus Group NV (b)	309,314	42,313
Axon Enterprise, Inc. (b)	57,900	10,530
Northrop Grumman Corp.	32,300	11,877
		64,720
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	335,938	36,181
Building Products - 0.2%
Builders FirstSource, Inc. (b)	199,000	10,605
Construction & Engineering - 0.4%
Fluor Corp. (b)	1,187,100	19,777
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (b)(e)	17,100	287
Bloom Energy Corp. Class A (b)(e)	87,000	1,864
Ceres Power Holdings PLC (b)	320,200	5,190
Eaton Corp. PLC	32,200	5,421
Encore Wire Corp.	81,684	6,944
Generac Holdings, Inc. (b)	72,351	31,616
		51,322
Industrial Conglomerates - 1.3%
General Electric Co.	664,128	70,006
Machinery - 1.0%
Ingersoll Rand, Inc. (b)	577,535	30,621
Otis Worldwide Corp.	204,700	18,877
		49,498
Professional Services - 2.0%
Clarivate Analytics PLC (b)	485,600	12,232
Equifax, Inc.	191,295	52,082
KBR, Inc.	548,500	21,359
Upwork, Inc. (b)	461,488	20,633
		106,306
Road & Rail - 0.6%
Uber Technologies, Inc. (b)	791,523	30,980
Trading Companies & Distributors - 0.5%
Ferguson PLC	167,900	24,249

TOTAL INDUSTRIALS		463,644

INFORMATION TECHNOLOGY - 37.1%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,740,000	6,984
Jabil, Inc.	27,100	1,674
		8,658
IT Services - 4.3%
Adyen BV (a)(b)	5,700	18,404
Amadeus IT Holding SA Class A (b)	205,500	12,550
MasterCard, Inc. Class A	40,627	14,066
MongoDB, Inc. Class A (b)	110,726	43,386
PayPal Holdings, Inc. (b)	253,400	73,146
Shopify, Inc. Class A (b)	14,859	22,690
Square, Inc. (b)	96,271	25,807
VeriSign, Inc. (b)	51,500	11,137
		221,186
Semiconductors & Semiconductor Equipment - 8.4%
Aixtron AG	434,700	12,539
ASML Holding NV	56,583	47,136
eMemory Technology, Inc.	36,000	2,122
Enphase Energy, Inc. (b)	109,600	19,041
NVIDIA Corp.	901,645	201,833
Qualcomm, Inc.	749,361	109,924
SiTime Corp. (b)	35,100	7,471
SolarEdge Technologies, Inc. (b)	48,200	13,967
Universal Display Corp.	120,200	25,073
		439,106
Software - 18.9%
Adobe, Inc. (b)	281,396	186,763
Autodesk, Inc. (b)	58,300	18,078
Cloudflare, Inc. (b)	60,454	7,299
Coupa Software, Inc. (b)	78,400	19,193
Crowdstrike Holdings, Inc. (b)	28,100	7,896
CyberArk Software Ltd. (b)	166,917	28,032
Elastic NV (b)	3,012	481
Epic Games, Inc. (b)(c)(d)	3,289	2,911
FireEye, Inc. (b)	2,622,359	47,701
Intuit, Inc.	63,000	35,665
Manhattan Associates, Inc. (b)	187,927	30,630
Microsoft Corp.	1,747,532	527,540
Palo Alto Networks, Inc. (b)	141,800	65,375
SentinelOne, Inc.	21,600	1,381
Volue A/S	485,800	2,570
		981,515
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,646,662	250,013
Samsung Electronics Co. Ltd.	375,820	24,873
		274,886

TOTAL INFORMATION TECHNOLOGY		1,925,351

MATERIALS - 2.8%
Chemicals - 2.6%
Albemarle Corp. U.S.	203,808	48,250
Axalta Coating Systems Ltd. (b)	210,600	6,432
Corbion NV	65,900	3,542
LG Chemical Ltd.	32,097	20,994
Sherwin-Williams Co.	132,944	40,371
The Chemours Co. LLC	425,500	14,259
		133,848
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	258,000	5,374
Lynas Rare Earths Ltd. (b)	653,180	3,287
MP Materials Corp. (b)(e)	73,000	2,451
		11,112

TOTAL MATERIALS		144,960

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis (REIT), Inc.	82,600	11,123
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (c)	487,314	3,944

TOTAL REAL ESTATE		15,067

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	60,000	2,431
TOTAL COMMON STOCKS
(Cost $2,702,613)		5,162,845

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	111,100	466
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	105,425	3
Software - 0.1%
ASAPP, Inc. Series C (c)(d)	367,427	2,424

TOTAL INFORMATION TECHNOLOGY		2,427

MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(c)(d)	76,285	3,296
Series C3 (b)(c)(d)	95,356	4,119
Series C4 (c)(d)	27,230	1,176
Series C5 (c)(d)	53,844	2,326
		10,917
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,964)		13,810

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.06% (f)	27,896,610	27,902
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	5,395,068	5,396
TOTAL MONEY MARKET FUNDS
(Cost $33,298)		33,298
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,746,875)		5,209,953
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,003)
NET ASSETS - 100%		$5,188,950

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,253,000 or 1.5% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,101,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$2,424
Blu Investments LLC	5/21/20	$21
Doma Holdings, Inc.	3/2/21	$4,873
ElevateBio LLC Series C	3/9/21	$466
Epic Games, Inc.	3/29/21	$2,911
Illuminated Holdings, Inc. Series C2	7/7/20	$1,907
Illuminated Holdings, Inc. Series C3	7/7/20	$2,861
Illuminated Holdings, Inc. Series C4	1/8/21	$980
Illuminated Holdings, Inc. Series C5	6/16/21	$2,326
MultiPlan Corp.	10/8/20	$7,313

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9	$457	$438	$6	$--	$--	$28	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	42	247	284	233	--	--	5	0.0%
Total	$51	$704	$722	$239	$--	$--	$33

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.